Cover	Oct. 31, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 31, 2023
Entity File Number	001-37513
Entity Registrant Name	GD Culture Group Limited
Entity Central Index Key	0001641398
Entity Tax Identification Number	47-3709051
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	22F - 810 Seventh Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	+1-347
Local Phone Number	2590292
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	GDC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false